OTHER ASSETS (Tables) (Leases, Acquired-in-Place, Market Adjustment)	12 Months Ended
Dec. 31, 2013
Leases, Acquired-in-Place, Market Adjustment
Other Assets [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Related net amortization (accretion) over the next 5 years and thereafter is as follows:

Year	Amount

2014	$365
2015	256
2016	101
2017	92
2018	83
Thereafter	76
Total	$973